UNAUDITED CONDENSED CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Total revenue	€ 81,910	€ 31,211	€ 138,029	€ 47,934
Operating expenses	(79,857)	(23,963)	(142,906)	(92,366)
Operating gain / (loss)	2,053	7,248	(4,877)	(44,432)
Finance income	382	1,072	573	1,165
Finance costs	(14,183)	(7,153)	(24,403)	(13,709)
Net finance costs	(13,801)	(6,081)	(23,830)	(12,544)
Profit / (loss) before tax	(11,748)	1,167	(28,707)	(56,976)
Income tax benefit	579	4,496	2,639	10,678
Profit / (loss) for the period	(11,169)	5,663	(26,068)	(46,298)
Profit / (loss) attributable to:
Owners of the parent	(11,729)	5,230	(26,927)	(46,692)
Non-controlling interests	560	433	859	394
Profit / (loss) for the period	€ (11,169)	€ 5,663	€ (26,068)	€ (46,298)